Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

15.	Revenue
Revenue from sales of products of the Printing Business Unit, such as office MFDs, laser printers and inkjet printers, and the Imaging Business Unit, such as digital cameras, is primarily recognized upon shipment or delivery, depending upon when the customer obtains controls of these products.
Revenue from sales of equipment of the Medical Business Unit and the Industrial and Others Business Unit that are sold with customer acceptance provisions related to their functionality, including certain medical equipment such as CT systems and MRI systems, and lithography equipment such as semiconductor and FPD lithography equipment, is recognized when the equipment is installed at the customer site and the agreed-upon specifications are objectively satisfied and confirmed.
Most of Canon’s service revenue is generated from maintenance service in the products of the Printing Business Unit and the Medical Business Unit which is recognized over time. For the service contracts of the Printing Business Unit, the customer typically pays a variable amount based on usage, a stated fixed fee or a stated base fee plus a variable amount which frequently include the provision of consumables as well as break fix activities. The majority portion of service revenue from the products of the Printing Business Unit is recognized as billed since the invoiced amount directly correlates with the value to the customer of the underlying performance obligation to date. For the service contracts of the Medical Business Unit, the customer typically pays a stated fixed fee for the stand ready maintenance service and revenue is recognized ratably over the contract period.
The majority of service arrangements for the products are executed in combination with related products. Transaction prices for products and services need to be allocated to each performance obligation on a relative standalone selling price basis where judgements are required. Canon estimates the standalone selling price using a range of prices that would meet the allocation objective based on all the information that is reasonably available including market conditions and other observable inputs. If transaction prices of the product or service contracts are not within the acceptable range then the revenue is subject to allocation based on the estimated standalone selling prices. Canon recognizes the incremental costs of obtaining a contract as an expense when related products of the Printing Business Unit are sold.

Revenue from sales of certain industrial equipment which do not have alternative use and for which Canon has enforceable right to payment to the customers for the performance completed to date is recognized over time with progress towards completion measured using the cost based input method as the basis to recognize revenue and an estimated margin. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses become evident. Changes in job performance, job conditions, estimated margin and final contract settlements may result in revisions to projected costs and revenue and are recognized in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. Factors that may affect future project costs and margins include, production efficiencies, availability and costs of labor and materials. These factors can impact the accuracy of Canon’s estimates and materially impact future reported revenue and cost of sales.
The transaction prices that Canon is entitled to receive in exchange for transferring goods or services to the customer include certain forms of variable consideration, including product discounts, customer promotions and volume-based rebates mainly for the products of the Imaging Business Unit, which are sold predominantly through distributors and retailers. Canon includes estimated amounts in the transaction price only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Variable considerations are estimated based upon historical trends and other known factors at the time of sale, and are subsequently adjusted in each period based on current information. In addition, Canon may provide a right of return on its products for a short time period after a sale. These rights are accounted for as variable consideration when determining the transaction price, and accordingly Canon recognizes revenue based on the estimated amount to which Canon expects to be entitled after considering expected returns.
Disaggregated revenue by timing is as follows. Disaggregated revenue by business unit, product and geographic area are described in Note 23.

	Printing	Imaging	Medical	Industrial and Others	Corporate and eliminations	Consolidated

	(Millions of yen)
2021:
Revenue recognized at a point in time	1,419,043	646,849	329,323	439,914	(105,126)	2,730,003
Revenue recognized over time	519,804	6,683	151,039	105,828	—	783,354

Total	1,938,847	653,532	480,362	545,742	(105,126)	3,513,357

	Printing	Imaging	Medical	Industrial and Others	Corporate and eliminations	Consolidated

	(Millions of yen)
2020:
Revenue recognized at a point in time	1,316,556	534,685	287,849	336,235	(83,094)	2,392,231
Revenue recognized over time	487,871	6,629	148,225	125,287	—	768,012

Total	1,804,427	541,314	436,074	461,522	(83,094)	3,160,243

	Printing	Imaging	Medical	Industrial and Others	Corporate and eliminations	Consolidated

	(Millions of yen)
2019:
Revenue recognized at a point in time	1,520,393	651,629	290,702	391,272	(93,180)	2,760,816
Revenue recognized over time	572,071	10,077	147,823	102,512	—	832,483

Total	2,092,464	661,706	438,525	493,784	(93,180)	3,593,299

*
Based on the realignment of Canon’s internal reporting and management structure, from the beginning of 2021, Canon has changed the name and structure of segments to Printing Business Unit, Imaging Business Unit, Medical Business Unit, and Industrial and Others Business Unit. Changes in the disaggregated revenue by timing and by segment for the fiscal year ended December 31, 2020 and 2019 also have been reclassified.

Revenue recognized over time includes primarily revenue from maintenance service in the products of the Printing Business Unit and the Medical Business Unit and sales of certain equipment of the Industrial and Others Unit which do not have alternative use and for which Canon has enforceable right to payment to the customers for the performance completed to date.
Canon recognizes contract assets primarily for unbilled receivables mainly arising from services contracts for the products of the Printing Business Unit. Contract assets are reclassified to trade receivables when they are billed under the terms of the contract. The difference between the opening and closing balances of contract assets primarily results from the timing difference of Canon’s performance and billing to customers. Contract assets at December 31, 2021 and 2020 were ¥44,722 million and ¥42,752 million, respectively, and are included in prepaid expenses and other current assets in the consolidated balance sheets.
Canon typically bills to the customer wh
e
n the performance obligation is satisfied and collects the payment in relatively short term except for certain maintenance service of the products of the Printing Business Unit and the Medical Business Unit and certain industrial equipment for which Canon occasionally receives the payment in advance from customers. The amount received in excess of revenue recognized is recorded as deferred revenue until the performance obligation for distinct goods or services are satisfied. Deferred revenue at December 31, 2021 and 2020 were ¥132,087 million and ¥135,455 million, respectively, and are included in other current liabilities and other non-current
liabilities in the accompanying consolidated balance sheets. Revenue recognized for the year ended December 31, 2021, which had been included in the deferred revenue balance at December 31, 2020, was ¥112,232 million.
Remaining performance obligations for products and equipment at December 31, 2021 primarily arise from the sales of certain industrial equipment, amounting to ¥150,833 million, 66% of which is expected to be recognized as revenue within one year and remaining 34% is within two years. Disclosure of remaining performance obligations is not required for the majority of services since the related revenue is recognized on an as billed basis applying the right to invoice practical expedient or is generated from the contracts with original expected duration of less than one year. The portion of fixed maintenance service contract for the products of the Printing Business Unit and the Medical Business Unit with original expected duration of more than one year is approximately 13% of total service revenue and the average remaining period for these fixed contracts as of December 31, 2021 is about two years.
Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.